Interest in associates and joint ventures - Selected income statement information of BoCom (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019
Disclosure of associates [line items]
Net interest income	$ 26,489	$ 27,578		$ 30,462
Net fee and commission income	13,097	11,874		12,023
Change in expected credit losses and other credit impairment charges	928	(8,817)		(2,756)
Tax expense	(4,213)	(2,678)		(4,639)
Profit for the year	14,693	6,099		8,708
Other comprehensive income	(4,967)	8,409		1,017
Total comprehensive income for the year	9,726	14,508		9,725
Dividends received from BoCom	$ 1,898	$ 1,158		$ 2,369
Bank of Communications Co., Limited
Disclosure of associates [line items]
Net interest income			$ 24,582		$ 21,994
Net fee and commission income			7,170		6,398
Change in expected credit losses and other credit impairment charges			(9,701)		(9,698)
Depreciation and amortisation			(2,297)		(2,072)
Tax expense			(1,045)		(858)
Profit for the year			14,199		10,261
Other comprehensive income			(368)		(769)
Total comprehensive income for the year			13,831		9,492
Dividends received from BoCom			$ 692		$ 633